SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Common shares authorized, issued and related contributed capital by controlling shareholders

In Thousands of US Dollars and shares
Description	2019	2018	2017
Authorized:
An unlimited number of common shares, at no par value
Issued, outstanding:
Number of common shares	71,219	64,676	56,378
Dollars	$136,554	$126,684	$108,196